Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Property, Plant, Equipment and Seismic Rental Equipment
Property, plant, equipment and seismic rental equipment are stated at cost. Depreciation expense is provided straight-line over the following estimated useful lives:

Years
Machinery and equipment	3-7
Buildings	5-25
Seismic rental equipment	3-5
Leased equipment and other	3-10
A summary of property, plant, equipment and seismic rental equipment follows (in thousands):

	December 31,
	2015	2014
Buildings	$24,181	$25,343
Machinery and equipment	152,358	144,864
Seismic rental equipment	1,904	2,166
Furniture and fixtures	4,334	4,064
Other	31,821	16,481
Total	214,598	192,918
Less accumulated depreciation	(142,571)	(123,078)
Property, plant, equipment and seismic rental equipment, net	$72,027	$69,840

Schedule of Multi-Client Data Library
At December 31, 2015 and 2014, multi-client data library costs and accumulated amortization consisted of the following (in thousands):

	December 31,
	2015	2014
Gross costs of multi-client data creation	$899,273	$849,522
Less accumulated amortization	(647,435)	(611,651)
Less impairments to multi-client data library	(119,601)	(119,202)
Total	$132,237	$118,669